Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial assets measured at fair value
Forward exchange contracts (Note 13/17)	1,515	—	—	1,515	—	1,515	—	1,515
Interest rate swaps (Note 13)	1,286	—	—	1,286	—	1,286	—	1,286
	2,801	—	—	2,801

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	1,625	—	1,625	—	—	1,536	1,536
Lease receivables (Note 11/13)	—	2,854	—	2,854	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	279,775	—	279,775	—	—	—	—
Cash and cash equivalents (Note 14)	—	429,370	—	429,370	—	—	—	—
	—	713,624	—	713,624

Financial liabilities measured at fair value
Interest rate swaps (Note 19)	146	—	—	146	—	146	—	146
	146	—	—	146

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	528,359	528,359	—	540,096	—	540,096
Unsecured other notes (Note 17)	—	—	201,952	201,952	196,563	—	—	196,563
Other borrowings (Note 17)	—	—	163,546	163,546	—	164,261	—	164,261
Lease liabilities (Note 17)	—	—	36,856	36,856	—	33,359	—	33,359
Trade and other payables * (Note 19)	—	—	106,613	106,613	—	—	—	—
		—	1,037,326	1,037,326

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets measured at fair value
Interest rate swaps (Note 11/13)	2,145	—	—	2,145	—	2,145	—	2,145
	2,145	—	—	2,145

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables (Note 13)	—	1,263	—	1,263	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents (Note 14)	—	38,869	—	38,869	—	—	—	—
	—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	1,373	—	—	1,373	—	1,373	—	1,373
	1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans (Note 17)	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes (Note 17)	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings (Note 17)	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities (Note 17)	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables * (Note 19)	—	—	50,700	50,700	—	—	—	—
	—	—	2,672,955	2,672,955

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 19), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial assets measured at fair value
Forward exchange contracts (Note 13/17)	1,515	—	—	1,515	—	1,515	—	1,515
Interest rate swaps (Note 13)	1,286	—	—	1,286	—	1,286	—	1,286
	2,801	—	—	2,801

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	1,625	—	1,625	—	—	1,536	1,536
Lease receivables (Note 11/13)	—	2,854	—	2,854	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	279,775	—	279,775	—	—	—	—
Cash and cash equivalents (Note 14)	—	429,370	—	429,370	—	—	—	—
	—	713,624	—	713,624

Financial liabilities measured at fair value
Interest rate swaps (Note 19)	146	—	—	146	—	146	—	146
	146	—	—	146

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	528,359	528,359	—	540,096	—	540,096
Unsecured other notes (Note 17)	—	—	201,952	201,952	196,563	—	—	196,563
Other borrowings (Note 17)	—	—	163,546	163,546	—	164,261	—	164,261
Lease liabilities (Note 17)	—	—	36,856	36,856	—	33,359	—	33,359
Trade and other payables * (Note 19)	—	—	106,613	106,613	—	—	—	—
		—	1,037,326	1,037,326

	Carrying amount				Fair value
	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets measured at fair value
Interest rate swaps (Note 11/13)	2,145	—	—	2,145	—	2,145	—	2,145
	2,145	—	—	2,145

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables (Note 13)	—	1,263	—	1,263	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents (Note 14)	—	38,869	—	38,869	—	—	—	—
	—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	1,373	—	—	1,373	—	1,373	—	1,373
	1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans (Note 17)	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes (Note 17)	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings (Note 17)	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities (Note 17)	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables * (Note 19)	—	—	50,700	50,700	—	—	—	—
	—	—	2,672,955	2,672,955

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 19), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value	The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans and cash security deposits)	Discounted cash flow	Discount rate and forecasted cash flows
Lease receivables	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of financial assets that are either past due or impaired
The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2024	2023
Not past due	172,334	266,613
Past due 0-30 days	15,247	12,060
Past due 31-365 days	45,779	26,781
More than one year	2,523	1,656
Total trade and other receivables	235,883	307,111

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
At January 1, 2023	1,333,183	197,556	28,679	136,862	1,696,280

New loans	2,124,850	—	2,312	569,277	2,696,439
Scheduled repayments	(72,644)	—	(21,311)	(544,856)	(638,811)
Early repayments	(2,861,080)	—	—	—	(2,861,080)
Remeasurement	—	—	27,158	—	27,158
Other changes	4,050	4,396	—	(346)	8,100
Translation differences	—	—	18	2,609	2,627
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

New loans	1,971,542	—	332	750,983	2,722,857
Scheduled repayments	(177,638)	—	(33,604)	(377,540)	(588,782)

Early repayments	(999,690)	—	—	—	(999,690)
Acquisitions through business combinations (Note 26)	332,529	—	1,500	234,491	568,520
Other changes	(1,429)	668	(171)	(4,057)	(4,989)
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2023
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	730,311	837,126	217,328	587,681	32,117
Other borrowings (Note 17)	163,546	214,641	99,058	40,363	75,220
Lease liabilities (Note 17)	36,856	37,732	33,806	3,651	276
Current trade and other payables * (Note 19)	106,613	106,613	106,613	—	—
	1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps (Note 19)	146	(9)	(876)	797	70
	146	(9)	(876)	797	70

	Contractual cash flows December 31, 2024
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 19)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2023
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	730,311	837,126	217,328	587,681	32,117
Other borrowings (Note 17)	163,546	214,641	99,058	40,363	75,220
Lease liabilities (Note 17)	36,856	37,732	33,806	3,651	276
Current trade and other payables * (Note 19)	106,613	106,613	106,613	—	—
	1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps (Note 19)	146	(9)	(876)	797	70
	146	(9)	(876)	797	70

	Contractual cash flows December 31, 2024
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 19)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of $1,000 on the spot freight market (VLCC, Suezmax, Newcastlemax, Coaster, Container, Chemical tanker and CSOV) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2024		2023		2022
	Profit or loss		Profit or loss		Profit or loss
	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	14,521	(14,521)	20,252	(20,252)	21,348	(21,348)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2022
Variable rate instruments	(7,784)	6,466	—	—
Interest rate swaps	—	—	4,710	(6,839)
Cash Flow Sensitivity (Net)	(7,784)	6,466	4,710	(6,839)

December 31, 2023
Variable rate instruments	(7,130)	7,129	—	—
Interest rate swaps	—	—	1,376	(1,376)
Cash Flow Sensitivity (Net)	(7,130)	7,129	1,376	(1,376)

December 31, 2024
Variable rate instruments	(6,999)	6,999	—	—
Interest rate swaps	—	—	1,486	(1,514)
Cash Flow Sensitivity (Net)	(6,999)	6,999	1,486	(1,514)

This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2024	2023	2022
Equity	554	607	648
Profit or loss	(19,726)	(13,356)	(10,994)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2024	2023
FIXED RATE INSTRUMENTS
Financial assets	13,681	850
Financial liabilities	344,731	238,808
	358,412	239,658

VARIABLE RATE INSTRUMENTS
Financial assets	3,688	—
Financial liabilities	2,277,524	691,905
	2,281,212	691,905

Schedule of currency risk related to operating expenses
The Group's exposure to currency risk is related to its operating expenses expressed in Euros and to Bank loans and Treasury Notes denominated in Euros. In 2024 about 29.6% (2023: 18.6% and 2022: 15.4%) of the Group's total operating expenses were incurred in Euros. Revenue and borrowings are expressed in USD only, except for instruments issued under the Treasury Notes Program (Note 17).

(in thousands of USD)	December 31, 2024		December 31, 2023		December 31, 2022
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(4,188)	(18,108)	(5,888)	(36,144)	(6,653)	(18,043)
Operating expenses	(184,427)	(439,046)	(122,878)	(538,317)	(103,339)	(568,357)
Bank loans	(176,605)	(1,476,202)	66	(528,426)	265	(1,333,448)
Treasury Notes	(63,009)	—	(87,106)	(700)	(50,664)	—

Disclosure of detailed information about hedging instruments
The hedging instruments were as follows:

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005	—
Total	111,545	2,145	—	1,005	—

	2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	—	—	—	(314)	(1,456)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	—	—	—	(1,256)	(3,860)
$713.0 million facility	—	—	—	(4,823)	(12,599)
$73.5 million facility - Cedar and Cypres	—	—	—	(298)	(5,167)
$150.0 million facility	93,607	1,286	146	(1,108)	—
$447.0 million facility	—	—	—	1,635	(1,635)
Fx swaps
Fx Euro hedge	—	—	—	—	(1,032)
Total	93,607	1,286	146	(6,164)	(25,749)
At December 31, 2024, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(49,242)	(46,055)	(429,462)
Average fixed interest rate	3.29%	3.29%	3.29%

At December 31, 2023, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(22,916)	(18,039)	(50,392)
Average fixed interest rate	3.26%	3.26%	3.26%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2024			December 31, 2023
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Recycled into P&L	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Recycled into P&L	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	(1,005)	—	2,145	6,164	24,717	1,140
Fx rate risk
Fx Swaps	—	—	—	—	1,032	—

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2024				During the period 2024
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Recycled into P&L	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	111,545	2,145	—	Non-current receivables, Trade and other current receivables	1,005	—	—	Finance expenses

	2023				During the period 2023
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Recycled into P&L	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	93,607	1,286	146	Trade and other current receivables, Non-current other payables	(6,164)	(24,717)	37	Finance expenses
Fx rate risk
Fx swaps	—	—	—	Trade and other current receivables	—	(1,032)	—	Finance expenses
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2024	1,140
Cash flow hedges
Change in fair value interest rate risk	1,005
Balance at December 31, 2024	2,145

Balance at January 1, 2023	33,053
Cash flow hedges
Change in fair value interest rate risk	(6,164)
Recycled into P&L	(25,749)
Balance at December 31, 2023	1,140